Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Short Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Assets Held For Risk Management [Member] CNY	Dec. 31, 2010 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Assets Held For Risk Management [Member] CNY	Dec. 31, 2010 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Short Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Liabilities Held For Risk Management [Member] CNY	Dec. 31, 2010 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Long Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Liabilities Held For Risk Management [Member] CNY	Dec. 31, 2010 Long Term Liabilities Held For Risk Management [Member] CNY
Derivative Asset, Fair Value, Net					$ 2,326	14,777	28,673	0	$ 393	2,497	3,992	0
Derivative Liability, Fair Value, Net													(1,152)	(7,317)	(14,313)	0	(231)	(1,470)	(4,393)	0
Derivative, Fair Value, Net	$ 1,337	8,494	13,960	0